SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Millions	Oct. 25, 2021 USD ($)
Minimum
Subsequent Event [Line Items]
Maximum funding for receivables sold	$ 75.0
Maximum
Subsequent Event [Line Items]
Maximum funding for receivables sold	$ 100.0